PROPERTY, PLANT AND EQUIPMENT, NET	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 6 - PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, summarized by major category, stated at cost, less accumulated depreciation at September 30, 2021 and December 31, 2020 consisted of the following:

	September 30, 2021	December 31, 2020
Furniture and equipment	$701	$701
Computer related	7,220	7,220
Machinery and equipment	1,171	1,171
Total	$9,092	$9,092
Less: accumulated amortization	(7,819)	(1,970)
Property, plant and equipment, net	$1,273	$7,122

Depreciation expense for the three months ended September 30, 2021 and 2020 was $1,425 and $1,313, respectively, and for the nine months ended September 30, 2021 and 2020 was $5,849 and $1,313, respectively.

NOTE 7 – FIXED ASSETS

Fixed assets, stated at cost, less accumulated depreciation at December 31, 2020 and 2019 consisted of the following:

	December 31,
	2020	2019
Furniture and equipment	$701	$-
Computer related	7,220	-
Machinery and equipment	1,171	-
Total	9,092	-
Less: accumulation depreciation	(1,970)	-
Property and equipment, net	$7,122	$-

Depreciation expense for the years ended December 31, 2020 and 2019 was $1,970 and $0, respectively.